Provisions (Tables)	12 Months Ended
Jun. 30, 2024
Provisions
Schedule of provisions
	Legal claims (iii)	Investments in associates and joint ventures (ii)	Total
As of June 30, 2022	5,707	63	5,770
Additions (i)	30,131	-	30,131
Transfers (i)	(1,283)	-	(1,283)
Participation in the results	-	(59)	(59)
Inflation adjustment	(7,069)	-	(7,069)
Currency translation adjustment	41	-	41
Used during the year	(294)	-	(294)
As of June 30, 2023	27,233	4	27,237
Additions (i)	8,434	-	8,434
Decreases (i)	(419)	-	(419)
Participation in the results	-	11	11
Inflation adjustment	(8,416)	-	(8,416)
Currency translation adjustment	(58)	-	(58)
Used during the year	(615)	-	(615)
As of June 30, 2024	26,159	15	26,174
	06.30.2024	06.30.2023
Non-current	21,581	24,020
Current	4,593	3,217
Total	26,174	27,237